5. Equity Method Investment: Equity Method Investments (Details) (USD $)	0 Months Ended
Dec. 31, 2013
EQUITY METHOD INVESTMENTS	$ 10,211,635 [1]
Mertiage Capital, Centennial Absolute Return Fund, L.P.
EQUITY METHOD INVESTMENTS	10,211,635
Equity Method Investment, Summarized Financial Information, Assets	88,602,340
Equity Method Investment, Summarized Financial Information, Liabilities	2,873,918
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	$ 7,983,103

[1]	Note 5.